Investments in Associates and Joint Ventures - Summary of Details of Associates (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [line items]
Date of financial statements	--12-31
K Bank Inc. [member]
Disclosure of associates [line items]
Percentage of ownership	10.00%
Location	Korea
Date of financial statements	--12-31
Korea Information & Technology Fund [member]
Disclosure of associates [line items]
Percentage of ownership	33.30%	33.30%
Location	Korea
Date of financial statements	--12-31
KT-SB Venture Investment [member]
Disclosure of associates [line items]
Percentage of ownership	50.00%	50.00%
Location	Korea
Date of financial statements	--12-31
Mongolian Telecommunications [Member]
Disclosure of associates [line items]
Percentage of ownership		40.00%
Location	Mongolia
Date of financial statements	--12-31
KT Wibro Infra Co., Ltd. [member]
Disclosure of associates [line items]
Percentage of ownership		26.20%
Location	Korea
Date of financial statements	--12-31
KT-IBKC future investment fund [member]
Disclosure of associates [line items]
Percentage of ownership	50.00%	50.00%
Location	Korea
Date of financial statements	--12-31
KT-CKP New Media Investment Fund [member]
Disclosure of associates [line items]
Percentage of ownership	49.70%	49.70%
Location	Korea
Date of financial statements	--12-31